U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______________

Post-Effective Amendment No. _______________
                        (Check appropriate box or boxes)


Exact Name of Registrant as Specified in Charter:
Area Code and Telephone Number:

     Principal Investors Fund, Inc.    (800) 247-4123

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     711 High Street, Des Moines, Iowa 50392

Name and Address of Agent for Service:
With a copy to:

Michael D. Roughton                    John W. Blouch
Counsel                                Jones & Blouch L.L.P.
Principal Investors Fund, Inc.         1025 Thomas Jefferson Street, N.W.
711 High Street                        Suite 405 West
Des Moines, Iowa 50392                 Washington, D.C. 20007


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
             ______________________________________________________

Title of Securities Being Registered:

Advisors Preferred Class, Advisors Select Class, Preferred Class,
                         Select Class, Institutional Class and Class J Common
Stock,
                         par value $.01 per share.

             ______________________________________________________

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on October 14, 2002, pursuant to Rule 488.

             ______________________________________________________

                         PRINCIPAL INVESTORS FUND, INC.
                             CROSS REFERENCE SHEET
            PURSUANT TO RULE 481(a) UNDER THE SECURITIES ACT OF 1933

                      FORM N-14 INFORMATION STATEMENT AND
                          ITEM NO. PROSPECTUS CAPTION

PART A

Item 1. ......................................
      Beginning of Registration Statement and Outside
      Front Cover Page of Prospectus .........Cross Reference Sheet; Cover Page

Item 2.......................................
      Beginning and Outside Back Cover Page of Prospectus    Table of Contents

Item 3.......................................
      Fee Table, Synopsis Information and Risk Factors

      Summary; Principal Risk Factors

Item 4.......................................Information about the Transaction

      The Plan

Item 5.
                                             Information about the Registrant
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 6.
                                             Information about the Company Being
                                             Acquired
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 7.......................................Voting Information

      Introduction and Voting Information

Item 8.......................................
      Interest of Certain Persons and Experts      Not Applicable

Item 9. ......................................
      Additional Information Required for Reoffering by Persons Deemed to be Underwriters ...Not Applicable

PART B

Item 10......................................Cover Page
                                             Cover Page of Statement of
                                             Additional Information

Item 11......................................Table of Contents
                                             Table of Contents of Statement of
                                             Additional Information

Item 12.
                                             Additional Information about the
                                             Registrant
                                             Statement of Additional Information
                                             of Principal Investors Fund, Inc.
                                             dated May 21, 2002.

Item 14......................................Financial Statements
                                             Financial Statements as noted in
                                             the Statement of Additional
                                             Information

PART C

Item 15......................................Indemnification
                                                            Indemnification

Item 16......................................Exhibits  Exhibits

Item 17......................................Undertakings   Undertakings






October 14, 2002

Dear Shareholder:

The Board of Directors of Principal Investors Fund, Inc. has called a special meeting of the shareholders of its Technology Fund series for November 20, 2002 to vote on a Plan of Acquisition which provides for the combination of the Technology Fund with another series of the fund, the LargeCap Growth Fund. If the Plan is approved by shareholders and implemented, shareholders of the Technology Fund will cease to own shares of the Technology Fund and will become the owner of shares of the same class of the LargeCap Growth Fund equal in value to the shares of the Technology Fund. The Board believes that the proposed change is in the best interest of each series of the fund and its shareholders.

The Technology Fund and the LargeCap Growth Fund seek long-term growth of capital. The principal difference between the Technology Fund and the LargeCap Growth Fund is the investment strategy of each series. The Technology Fund invests at least 80% of its assets in common stocks and other securities of technology and telecommunications companies. The LargeCap Growth Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index). While the LargeCap Growth Fund is not required to invest in "technology" companies, approximately 20% of its assets are currently invested in such companies.

It is important that you take time to read the prospectus/information statement. If you have questions regarding the prospectus/information statement or your account, please call our shareholder services department toll-free at 1-800-247-4123.

Sincerely,
LOGO
LOGO

 /s/Ralph C. Eucher


Ralph C. Eucher
President
Principal Investors Fund, Inc.

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS

                        TO BE HELD ON NOVEMBER 20, 2002
                                  ___________

To the Shareholders:

Notice is hereby given that a special meeting of the shareholders of the Technology Fund, a series of Principal Investors Fund, Inc., will be held at 2:00 p.m. C.S.T., on November 20, 2002, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200. The meeting is being held to consider and vote on the following matter as well as any other business that may properly come before the meeting or any adjournment thereof:

     1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the LargeCap Growth Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Technology Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock, and the Technology Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

You are entitled to notice of and to vote at the meeting, and any adjournment, if you owned shares of the Technology Fund at the close of business on September 16, 2002, the record date for the meeting.

Please read the attached prospectus/information statement.
LOGO

                                       /s/Arthru S. Filean
                                        For the Board of Directors
                                        Arthur S. Filean
                                        Senior Vice President and Secretary

                                        October 14, 2002

                         PRINCIPAL INVESTORS FUND, INC.
                          LARGECAP GROWTH FUND SERIES
                             TECHNOLOGY FUND SERIES
                        PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement is being furnished in connection with a special meeting of the shareholders of the Technology Fund, a series of Principal Investors Fund, Inc. ("Investors Fund"), to be held at 2:00 p.m. C.S.T., on November 20, 2002, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200.

At the meeting, shareholders of the Technology Fund will vote on a Plan of Acquisition ("Plan"). Under the Plan, if approved, the LargeCap Growth Fund, another series of the Investors Fund, will acquire all the assets and assume all the liabilities of the Technology Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock. The Technology Fund will immediately redeem all its outstanding Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shares by distributing the LargeCap Growth Fund shares of the same classes to its shareholders. As a result, a shareholder of the Technology Fund will have the same amount invested in the same share class of the LargeCap Growth Fund that each has invested in those share classes of the Technology Fund at the effective time. The manager of the Investors Fund, Principal Management Corporation, has agreed to pay all expenses incurred by the Technology Fund in connection with the Plan.

The Technology Fund and the LargeCap Growth Fund are each a series of the Investors Fund, which is a Maryland corporation organized by Principal Life Insurance Company ("Principal Life") and registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The primary investment objective of the Technology Fund and the LargeCap Growth Fund is to seek long-term growth of capital. The Technology Fund pursues the investment objective by investing at least 80% of its assets in common stocks and other securities of technology and telecommunications companies while the LargeCap Growth Fund invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index). While the LargeCap Growth Fund is not required to invest in "technology" companies, approximately 20% of its assets are currently invested in such companies.

This prospectus/information statement sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference.

The prospectuses and Statements of Additional Information for the LargeCap Growth Fund and the Technology Fund dated May 21, 2002 have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to the Investors Fund or its manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-0200 or by telephoning toll-free 1-800-247-4123. The prospectuses of the LargeCap Growth Fund and the Technology Fund dated May 21, 2002 and the Statement of Additional Information dated October 14, 2002 relating to this prospectus/information statement are incorporated herein by reference. As a shareholder of the Technology Fund, you previously received a current prospectus for the LargeCap Growth Fund in a prospectus that combines these and other series of the Investors Fund. A copy of the prospecuts may be obtained as described above.

                             _____________________

THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              _____________________

                    The date of this prospectus/information
                         statement is October 14, 2002

                        PROSPECTUS/INFORMATION STATEMENT

                               TABLE OF CONTENTS


INTRODUCTION AND VOTING INFORMATION...................................         5
  Special Meeting; Voting.............................................     5
  Additional Information..............................................     5
SUMMARY ..............................................................         7
  The Plan............................................................     7
  Reasons for the Plan................................................     7
  Investment Objectives and Policies..................................     8
  Fees and Expenses of the Series.....................................     9
  Purchases...........................................................     13
  Exchanges...........................................................     13
  Redemption Procedures and Fees......................................     13
  Dividends and Distributions.........................................     13
  Federal Income Tax Consequences of the Proposed Combination.........     14
  Costs and Expenses..................................................     14
  Continuation of Shareholder Accounts................................     14
PRINCIPAL RISK FACTORS................................................     14
THE PLAN..............................................................     14
  Plan of Acquisition.................................................     14
  Description of Securities to Be Issued..............................     15
  Reasons for the Proposed Combination................................     15
  Federal Income Tax Consequences.....................................     16
  Capitalization......................................................     16
MANAGEMENT'S DISCUSSION OF SERIES PERFORMANCE.........................     17
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS........     18
ADDITIONAL INFORMATION ABOUT THE SERIES...............................     21
PROPOSALS OF SHAREHOLDERS.............................................     22
OTHER BUSINESS........................................................     22

APPENDIX A: FORM OF PLAN OF ACQUISITION ...............................    23

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING
-----------------------
We are furnishing this prospectus/information statement to you as a shareholder of the Technology Fund which is a series of Principal Investors Fund, Inc., in connection with a special meeting of the shareholders of the Technology Fund to be held on November 20, 2002. The purpose of the meeting is to vote on a Plan of Acquisition for the Technology Fund. A copy of the Plan of Acquisition is included as Appendix A. The Plan provides for the combination of the Technology Fund with the LargeCap Growth Fund, which is also a series of Principal Investors Fund, Inc., as more fully described below. The prospectus/information statement is first being furnished to shareholders on or about October 14, 2002.

THE BOARD OF DIRECTORS OF THE INVESTORS FUND HAS APPROVED THE PLAN AND RECOMMENDS THAT THE SHAREHOLDERS OF THE TECHNOLOGY FUND VOTE FOR THE PLAN AND THE TRANSACTIONS WHICH IT CONTEMPLATES.

Shareholders of record of the Technology Fund at the close of business on September 16, 2002, the record date, are entitled to vote at the meeting. As of the record date, the Technology Fund had the following shares outstanding and entitled to be voted.

                          OUTSTANDING
                        TECHNOLOGY FUND
     SHARE CLASS            SHARES
     -----------        ---------------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J

Shareholders of the Technology Fund are entitled to one vote for each share of each Class held at their respective meeting. A quorum for the Technology Fund must be present at the meeting for the transaction of business. The holders of record of one-third of the shares outstanding at the close of business on the record date present at the meeting will constitute a quorum for the meeting. The approval of the Plan by the Technology Fund requires the affirmative vote of a majority of all the votes entitled to be cast by shareholders of the Technology Fund. Abstentions and broker non-votes (votes from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue. If the shareholders of the Technology Fund do not approve the Plan, the Board will consider possible alternative arrangements, and Principal Management Corporation will continue to manage the Technology Fund.

Proxies of the shareholders of the Technology Fund are not being solicited because Principal Life Insurance Company owned a majority of the outstanding shares of the Technology Fund as of the record date, and is expected to be present at the meeting and to vote in favor of the proposal to approve the Plan.

ADDITIONAL INFORMATION
----------------------
On September 16, 2002, the directors and officers of the Investors Fund together owned less than 1% of each of the Technology Fund's outstanding shares. Principal Life, Des Moines, Iowa, 50392-0200, an Iowa life insurance company and the parent of the manager of the Technology Fund, owned of record and beneficially, either directly or through subsidiaries, _____% of the outstanding shares of the LargeCap Growth Fund. The table below shows the percentage of the outstanding shares of each Class of the Technology Fund owned by Principal Life on September 16, 2002 and based on those holdings, its percentage of ownership at the effective time:

                         PRINCIPAL LIFE'S        PRINCIPAL LIFE'S
                          TECHNOLOGY FUND      LARGECAP GROWTH FUND
                       PERCENTAGE OWNERSHIP    PERCENTAGE OWNERSHIP
     SHARE CLASS       ON SEPTEMBER 16, 2002   AT THE EFFECTIVE TIME
     -----------       ---------------------  -----------------------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J


The ultimate parent of Principal Life is Principal Financial Group, Inc. The Investors Fund does not know of any other person who owned at the record date, or will own at the effective time, of record or beneficially 5% or more of the outstanding shares of any of the Series.

                                    SUMMARY

The following is a summary of certain information contained or incorporated by reference in this prospectus/information statement. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this prospectus/information statement.

THE PLAN
--------
You are being asked to approve the Plan, which provides for the combination of the Technology Fund with the LargeCap Growth Fund. The Technology Fund and LargeCap Growth Fund are each a series of Principal Investors Fund, Inc. ("Investors Fund"). Under the Plan, at the effective time on the closing date, the LargeCap Growth Fund will acquire all the assets and assume all the liabilities of the Technology Fund and issue to the Technology Fund shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock having a value equal to the net assets acquired attributable to each share class. Immediately thereafter, the Technology Fund will distribute all the LargeCap Growth Fund shares it receives to its shareholders who own the same class of the Technology Fund and thereby redeem all its outstanding shares. Each Technology Fund shareholder will receive LargeCap Growth Fund shares equal in value to the shares of the same class of the Technology Fund held by the shareholder at the effective time. If the Plan is approved, the effective time will be 3:00 p.m. C.S.T. on December 6, 2002, or such earlier or later date as management of the Investors Fund determines.

REASONS FOR THE PLAN
--------------------
The catalyst for the Plan is the Principal Financial Group's recent announcement that it has reached a definitive agreement to sell significant portions of BT Financial Group businesses, including, the sub-advisor operations for the Technology Fund. As a result of this sale, Principal Capital Global Investors Limited ("PCGIL") will not provide investment advisory services to the Technology Fund after October 31, 2002. The Manager will continue to provide investment advisory services to the Technology Fund after October 31, 2002 through the effective time. The Technology Fund has relatively small amounts of assets and have experienced limited sales of shares. The likelihood that the Technology Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Technology Fund considered these and other factors, and determined that the proposed Plan would be in the best interests of the Technology Fund and its shareholders, that the terms of each Plan are fair and reasonable and that the interests of the shareholders of the Technology Fund will not be diluted as a result of the transactions contemplated by the Plan. The Board believes that the Plan will provide shareholders of the Technology Fund with an investment in a larger growth-oriented, fund that has a significant portion of its assets invested in "technology" companies and that has a more favorable expense ratio than the Technology Fund. The table below reflects the investment performance of the Technology Fund and the LargeCap Growth Fund for the periods ended August 31, 2002.

                                                         TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                        ----------------------------------------------------------------------------------------------
                                                                        ADVISORS                                     ADVISORS
                                       PREFERRED                        PREFERRED              SELECT                 SELECT
        SERIES                           CLASS                            CLASS                 CLASS                 CLASS
        ------          ----------------------------------------   -----------------     --------------------  ---------
                                                    SINCE                      SINCE                 SINCE
                              1-YR.              INCEPTION**       1-YR.    INCEPTION**  1-YR.    INCEPTION**   1-YR.
                              -----              -----------       -----    -----------  -----    -----------   -----
 LargeCap Growth Fund        -20.61%               -30.40%         -20.79%   -30.56%     -20.61%    -30.40%    -20.94%
 Technology Fund              -35.56%              -44.12%         -35.80%    -44.29%    -35.74%    -44.20%    -36.04%



        SERIES
        ------

                            SINCE
                         INCEPTION**
                         -----------
 LargeCap Growth Fund      -30.63%
 Technology Fund           -44.47%

                                                                      TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                                                -------------------------------------------
                                                                                   INSTITUTIONAL
                    SERIES                                                             CLASS
                    ------                      -------------------------------------------

                                                                  1-YR.
                                                                  -----
 LargeCap Growth Fund                                             -20.43%
 Technology Fund                                                  -35.39%
 *No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
 **Inception Date of December 6, 2000.
 ***Inception Date of March 1, 2001.


                    SERIES                                                                               CLASS J
                    ------                                                                      -------------------

                                                                    SINCE                         1-YR.          SINCE
                                                                  INCEPTION                       -----      INCEPTION***
                                                                  ---------                                  ------------
 LargeCap Growth Fund                                             -23.47%***                     -21.94%        -24.67%
 Technology Fund                                                  -43.91%**                      -36.77%        -38.98%
 *No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
 **Inception Date of December 6, 2000.
 ***Inception Date of March 1, 2001.


INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The primary investment objective of the LargeCap Growth Fund and the Technology Fund is to seek long-term growth of capital. The Technology Fund invests at least 80% of its assets in technology and telecommunication companies. The LargeCap Growth Fund invests at least 80% of its assets in companies with large market capitalizations (companies with market capitalizations similar to companies included in the Russell 1000 Growth Index). The LargeCap Growth Fund currently has approximately 20% of its assets invested in "technology" companies. Thus, while the risks of investing in stock funds in general are similar for each series, each has different risks due to the extent to which each is diversified.

INVESTMENT ADVISORY SERVICES
----------------------------
Principal Management Corporation ("the Manager") serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with Invista Capital Management, LLC ("Invista") to provide investment advisory services to the LargeCap Growth Fund. Invista is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The Manager has entered into a sub-advisory agreement with Principal Capital Global Investors, LLC ("PCGIL") to provide investment advisory services to the Technology Fund. PCGIL is also an affiliate of the Manager.

The Manager pays Invista a smaller percentage of the fee it receives from the LargeCap Growth Fund compared to the percentage it pays to PCGIL from fees it receives from the Technology Fund. The Manager also currently waives a portion of the management fee, or pays expenses of, the Class J shares of each of the series. If the Plan is approved, the combined assets of the series will continue to be sub-advised by a sub-advisor affiliated with the Manager, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the Technology Fund, and the overall amount of the management fee waiver or expense reimbursement for Class J shares by the Manager will be reduced.

FEES AND EXPENSES OF THE SERIES
-------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of any of the series.

                                                         SHAREHOLDER FEES
                                            (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                            ADVISORS            ADVISORS
                                               PREFERRED   PREFERRED   SELECT    SELECT    INSTITUTIONAL
                                                 CLASS       CLASS      CLASS     CLASS        CLASS                     CLASS J
                                               ---------   ---------   ------   --------   -------------               ------------
  Maximum sales charge imposed on purchases
  (as a % of offering price)                      None        None      None      None          None                     None
  Maximum Contingent Deferred Sales Charge
  ("CDSC") (as a % of dollars subject to
  charge)                                         None        None      None      None          None                     1.00/(1)/
  Redemption or Exchange Fee                      None        None      None      None          None                     1.00/(2)/
                                               //                      //                                  /     /          /
 ///(1)/A contingent deferred sales charge of 1% applies on certain redemptions of shares made within 18 months after they are purchased.//
 ///(2)/
    Redemption fees or exchange fees are charged on redemptions or exchanges of $50,000 or more of shares redeemed within 30 days after they are purchased.


ONE-TIME FEES
      . Class J shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
      . A redemption fee or exchange fee of 1.00% is charged on redemptions or exchanges of Class J shares of $50,000 or more if the shares were purchased within 30 days of the redemption or exchange. The fee is calculated as a percentage of market value at the time the shares are redeemed or exchanged.

The operating expenses attributable to each share class of the series (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2001 were as follows:

                                                         TECHNOLOGY FUND
                              ---------------------------------------------------------------------
                                         ADVISORS                 ADVISORS
                              PREFERRED  PREFERRED                 SELECT   INSTITUTIONAL
   FUND OPERATING EXPENSES      CLASS      CLASS    SELECT CLASS   CLASS        CLASS       CLASS J*
   -----------------------    ---------  ---------  ------------  --------  -------------   --------
 Management Fees                1.00%      1.00%       1.00%       1.00%        1.00%         1.00%
 12b-1 Fees                     0.00       0.31        0.00        0.37         0.00          0.50
 Other Expenses                 0.26       0.26        0.38        0.38         0.00          8.73
                                ----       ----        ----        ----         ----         -----
 Total Operating Expenses       1.26%      1.57%       1.38%       1.75%        1.00%        10.23%

                                                                          LARGECAP GROWTH FUND
                                     --------------------------------------------------------------------------
                                                            ADVISORS                               ADVISORS
                                         PREFERRED          PREFERRED                               SELECT
      FUND OPERATING EXPENSES              CLASS              CLASS           SELECT CLASS           CLASS
      -----------------------            ---------          ---------         ------------         --------
 Management Fees                             0.55%              0.55%             0.55%              0.55%
 12b-1 Fees                                  0.00               0.31              0.00               0.37
 Other Expenses                              0.26               0.26              0.38               0.38
                                        ---------          ---------              ----               ----
 Total Operating Expenses                   %                  %                  0.93%              1.30%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Class J shares of the LargeCap Growth Fund and the
  Technology Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by Class J shares of the LargeCap Growth Fund and the Technology Fund through the period ending February 28, 2003. The effect of the waiver is to reduce each series Class J share annual operating expenses. The waiver will maintain a total level of operating expenses for Class
  J shares of the LargeCap Growth Fund and the Technology Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed:
   . 1.95% for the Technology Fund through October 31, 2002 and 2.50% thereafter through February 28, 2003.
   . 1.50% for the LargeCap Growth Fund through October 31, 2002 and 1.60% thereafter through February 28, 2003.


                                        INSTITUTIONAL
      FUND OPERATING EXPENSES               CLASS              CLASS J*
      -----------------------           -------------          --------
 Management Fees                            0.55%                0.55%
 12b-1 Fees                                 0.00                 0.50
 Other Expenses                             0.00                 7.23
                                            ----                 ----
 Total Operating Expenses                   0.55%                8.28%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Class J shares of the LargeCap Growth Fund and the
  Technology Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by Class J shares of the LargeCap Growth Fund and the Technology Fund through the period ending February 28, 2003. The effect of the waiver is to reduce each series Class J share annual operating expenses. The waiver will maintain a total level of operating expenses for Class
  J shares of the LargeCap Growth Fund and the Technology Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed:
   . 1.95% for the Technology Fund through October 31, 2002 and 2.50% thereafter through February 28, 2003.
   . 1.50% for the LargeCap Growth Fund through October 31, 2002 and 1.60% thereafter through February 28, 2003.

The LargeCap Growth Fund's expenses, assuming implementation of the Plan on August 31, 2002, as a percentage of average daily net assets are as follows:

                                                                               LARGECAP GROWTH FUND
                                               ------------------------------------------------------------------
                                                                     ADVISORS                        ADVISORS
                                                  PREFERRED         PREFERRED         SELECT          SELECT
           FUND OPERATING EXPENSES                  CLASS             CLASS           CLASS*           CLASS
           -----------------------                ---------         ---------         ------         --------
  Management Fees                                   0.55%             0.55%            0.55%           0.55%
  12b-1 Fees                                        0.00              0.25             0.10            0.30
  Other Expenses                                    0.26              0.32             0.28            0.45
                                                    ----              ----             ----            ----
  Total Operating Expenses                          0.81%             1.12%            0.93%           1.30%
 *A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective
  June 10, 2001.
 **The Manager has voluntarily agreed to waive a portion of its fee for the Class J shares of the LargeCap Growth Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by Class J shares of the LargeCap Growth Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the LargeCap Growth Fund's Class J shares annual operating expenses. The waiver will maintain a total level of operating expenses for Class J shares of the LargeCap Growth
  Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.50%
  through October 31, 2002 and 1.60% thereafter through February 28, 2003.




                                                  INSTITUTIONAL
           FUND OPERATING EXPENSES                    CLASS              CLASS J**
           -----------------------                -------------          ---------
  Management Fees                                     0.55%                0.55%
  12b-1 Fees                                          0.00                 0.50
  Other Expenses                                      0.00                 7.23
                                                      ----                 ----
  Total Operating Expenses                            0.55%                8.28%
 *A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective
  June 10, 2001.
 **The Manager has voluntarily agreed to waive a portion of its fee for the Class J shares of the LargeCap Growth Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by Class J shares of the LargeCap Growth Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the LargeCap Growth Fund's Class J shares annual operating expenses. The waiver will maintain a total level of operating expenses for Class J shares of the LargeCap Growth
  Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.50%
  through October 31, 2002 and 1.60% thereafter through February 28, 2003.


The following is an example of the effect of the operating expenses of the series as of October 31, 2001. The examples assume (1) a 5% annual return, and
(2) the series' operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the series, based upon these assumptions:

                                                                   NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                                                                  ----------------------------------------------------
                                                                    1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                                  -----------  ------------  ------------  ---------------
  LargeCap Growth Fund                                               $ 83          $259          $450          $1,002
  Technology Fund                                                     128           400           692           1,523

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  LargeCap Growth Fund       $114            $356            $617            $1,363
  Technology Fund             160             496             855             1,867

                           NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                          -------------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  LargeCap Growth Fund       $ 95        $296         $515          $1,143
  Technology Fund             140         437          755           1,657

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  LargeCap Growth Fund       $132          $412           $713            $1,568
  Technology Fund             178           551            949             2,062

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  LargeCap Growth Fund       $ 56          $176           $307            $  689
  Technology Fund             102           318            552             1,225

                                   IF YOU SELL YOUR CLASS J SHARES
                          --------------------------------------------
                             NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                          --------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  LargeCap Growth Fund       $253        $465        $  803         $1,757
  Technology Fund             297         600         1,032          2,233

                                IF YOU DO NOT SELL YOUR CLASS J SHARES
                          --------------------------------------------
                             NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                          --------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  LargeCap Growth Fund       $150        $465       $803            $1,757
  Technology Fund             194         600           1,032        2,233


The following is an example of the effect of the operating expenses of the LargeCap Growth Fund, assuming implementation of the Plan on August 31, 2002. The examples assume (1) a 5% annual return, and (2) the series' operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the LargeCap Growth Fund, based upon these assumptions:

                          NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                         ----------------------------------------------------
                           1 YEAR       3 YEARS       5 YEARS        10 YEARS
                         -----------  ------------  ------------  ---------------
  LargeCap Growth Fund       $83          $259          $450          $1,002

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  LargeCap Growth Fund       $114            $356            $617            $1,363

                           NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                          -------------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  LargeCap Growth Fund       $95         $296         $515          $1,143

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  LargeCap Growth Fund       $132          $412           $713            $1,568

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  LargeCap Growth Fund       $56           $176           $307             $689

                                   IF YOU SELL YOUR CLASS J SHARES
                          --------------------------------------------
                             NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                          --------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  LargeCap Growth Fund       $256        $474         $818          $1,791

                                IF YOU DO NOT SELL YOUR CLASS J SHARES
                          --------------------------------------------
                             NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                          --------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  LargeCap Growth Fund       $154        $474         $818          $1,791

PURCHASES
---------
Shares of the LargeCap Growth Fund and the Technology Fund are offered for sale through Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Investors Fund, or other dealers which it selects.

ONGOING FEES
------------
The LargeCap Growth Fund and the Technology Fund pay ongoing fees to the Manager, and for some of the share classes, Princor and others who provide services to the fund. They reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
-------------------------
The Investors Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for its Advisors Preferred, Advisors Select, Select and Class J shares for the LargeCap Growth Fund and the Technology Fund. Under each Distribution Plan, each series pays a fee to Princor based on the average daily net asset values attributable to these share classes. These ongoing fees pay expenses relating to distribution fees for sales of shares of the share classes and for services provided by Princor and other selling dealers to shareholders. Because they are ongoing fees, over time they may exceed other types of sales charges.
                . Advisors Preferred Class shares .0.25%
                . Advisors Select Class Shares....0.30%
                . Select Class Shares.............0.10%
                . Class J shares ..................0.50%

EXCHANGES
---------
Shares of the LargeCap Growth Fund and the Technology Fund may be exchanged, without payment of a sales charge or CDSC, for shares of the same class of other series of the Investors Fund. If Class J shares are exchanged for Class J shares of another series, the shares acquired will be subject to the applicable CDSC imposed by the new series; however, the holding period of the Class J shares exchanged is added to the holding period of the Class J shares acquired for purposes of determining the applicable charge.

REDEMPTION PROCEDURES AND FEES
------------------------------
Shares of the LargeCap Growth Fund and the Technology Fund may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form.

The amount you receive will be reduced by any applicable CDSC or redemption fee for Class J shares. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed.


DIVIDENDS AND DISTRIBUTIONS
---------------------------
The LargeCap Growth Fund and the Technology Fund each pay its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 19th (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the second business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the fund holds its assets.


Immediately prior to the reorganization, the LargeCap Growth Fund and the Technology Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective shareholders all of their investment company taxable income for taxable years ending on or prior to the reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income of each series' respective shareholders.

FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED COMBINATION
-----------------------------------------------------------
The combination will be a tax-free "reorganization" under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by a series or its shareholders in connection with the combination, and the tax cost basis of the LargeCap Growth Fund shares received by shareholders of the Technology Fund will equal the tax cost basis of their shares in the Technology Fund and their holding period of the LargeCap Growth Fund shares will include the time during which the shareholders held the Technology Fund shares.

COSTS AND EXPENSES
------------------
Principal Management Corporation will bear all out-of-pocket fees and expenses incurred by the series in connection with the transactions contemplated by the Plan.

CONTINUATION OF SHAREHOLDER ACCOUNTS
------------------------------------
At the effective time of the Plan, you will cease to be a shareholder of the Technology Fund and will become a shareholder of the LargeCap Growth Fund owning the same class of shares of the LargeCap Growth Fund having the same value as the investment you had in the Technology Fund at the effective time.

                             PRINCIPAL RISK FACTORS

The primary investment objective of the LargeCap Growth Fund and the Technology Fund is to seek long-term growth of capital. Each series invests primarily in equity securities, but the Technology Fund invests at least 80% of its assets in technology and telecommunications companies; the LargeCap Growth Fund invests at least 80% of its assets in companies with large market capitalizations (companies with market capitalizations similar to those of companies included in the Russell 1000 Growth Index). The LargeCap Growth Fund is not required to invest in "technology" companies, but approximately 20% of its assets are currently invested in such companies. Thus, while the risks of investing in stock funds in general are similar for each, they have different risks due to the extent to which each is diversified. As with all mutual funds, as the values of the assets of each series rise or fall, the share prices change for each. If you sell your shares when their value is less than the price you paid, you will lose money.

MAIN RISKS
Because it purchases equity securities, each series is subject to the risk that prices of securities it owns will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the LargeCap Growth Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the LargeCap Growth Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential.

The Technology Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Technology Fund is also subject to the risk that its principal market segment, technology stocks, may under-perform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the same industry, the

Technology Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.
                                    THE PLAN

PLAN OF ACQUISITION
-------------------
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

Under the Plan, the LargeCap Growth Fund will acquire all the assets and assume all the liabilities of the Technology Fund and will issue to the Technology Fund the number of shares of Common Stock of each share class of the LargeCap Growth Fund that has a net asset value equal to the net asset value attributable to
each share class of the Technology Fund.   We expect that the closing date will
be December 6, 2002, assuming shareholder approval of the Plan, and that the effective time will be the close of regular trading on the NYSE at 4:00 P.M., Eastern Standard Time, on that date. The series will determine their net asset values as of the effective time using the procedures described in the Investors Fund's prospectus (the procedures applicable to the LargeCap Growth Fund and the Technology Fund are indentical). The LargeCap Growth Fund will issue to the Technology Fund a number of shares of each share class equal to the value of the net assets of the Technology Fund shares of each share class outstanding at the effective time. The Technology Fund will be managed such that at the effective time it will hold only cash or other securities that are eligible investments for the LargeCap Growth Fund.


Immediately after the effective time, the Technology Fund will distribute to you its LargeCap Growth Fund shares of the same class as the shares you own of the Technology Fund in exchange for all your Technology Fund shares of that class. The Technology Fund shareholder will receive shares of the LargeCap Growth Fund that are equal in value to the shares of the class of the Technology Fund that are given up by the shareholder in the exchange. In connection with the exchange, the LargeCap Growth Fund will credit on its books an appropriate number of its shares to the account of the Technology Fund shareholder, and the Technology Fund will cancel on its books all its shares registered to the account of that shareholder. Any outstanding certificate for Technology Fund shares that is not surrendered will be deemed to represent the number of LargeCap Growth Fund shares for which the Technology shares have been exchanged. After the effective time, the Technology Fund will dissolve in accordance with applicable law.


The consummation of the transactions contemplated by the Plan for the Technology Fund is subject to the approval of the Plan by its shareholders. The Plan may be amended, but no amendment may be made to the Plan which in the opinion of the Board of Directors would materially adversely affect the interests of the shareholders of the Technology Fund after its shareholders have approved the Plan. The Board of Directors may terminate the Plan at any time before the effective time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders.


The Manager will pay all fees and out-of-pocket expenses incurred by the series in connection with the transactions contemplated by the Plan.

DESCRIPTION OF SECURITIES TO BE ISSUED
--------------------------------------
The share classes of the LargeCap Growth Fund are shares of common stock, par value $.01 per share. They have the same rights with respect to the LargeCap Growth Fund as the share classes of the Technology Fund have with respect to the Technology Fund. Each share is entitled to one vote and has equal rights with every other share as to dividends, earnings, voting, assets and redemption. There is no cumulative voting for directors. Shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share. As of September 16, 2002, the LargeCap Growth Fund had the following number of shares of each class outstanding:

                         NUMBER OF OUTSTANDING
        CLASS                    SHARES
        -----            ---------------------
  Preferred
  Advisors Preferred
  Select
  Advisors Select
  Institutional
  Class J

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The catalyst for the Plan is the Principal Financial Group's recent announcement that it has reached a definitive agreement to sell significant portions of BT Financial Group businesses. As a result of this sale, PCGIL will not provide investment advisory services to the Technology Fund after October 31, 2002. The Manager will continue to provide investment advisory services to the Technology Fund after October 31, 2002 through the effective time. The Technology Fund has a relatively small amount of assets and has experienced limited sales of shares. The likelihood that the Technology Fund will achieve significant asset levels in the foreseeable future is low. The Board of Directors considered these and other factors, and determined that the proposed Plan would be in the best interests of the Technology Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Technology Fund will not be diluted as a result of the transactions contemplated by the Plan.

The Plan has been approved by the Board of Directors of the Investors Fund, including all of the directors who are not "interested persons" as defined in
Section 2(a)(19) of the Investment Company Act. In approving the Plan, the Board considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether its implementation would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the Technology Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by the series as a result of the Plan; (5) expense ratios and available information regarding the fees and expenses of the series, including any change in fees or expenses to be paid or borne by shareholders of the Technology Fund (direct or indirectly) as a result of the Plan; (6) comparative investment performances of the series; (7) the direct or indirect federal income tax consequences of the Plan to shareholders of the Technology Fund; (8) the continuity of or changes in services to be provided to shareholders following implementation of the Plan; and (9) the compatibility of the investment objectives and policies of the series and changes with respect to the investment objectives and policies of the Technology Fund that will result from the Plan.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------
To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the LargeCap Growth Fund will use a portion of the Technology Fund's assets in its business and will continue the Technology Fund's historic business, the combination of the Technology Fund with the LargeCap Growth Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free "reorganization," under applicable provisions of the Code. In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by any of the series or its shareholders in connection with the combination, the tax cost basis of the LargeCap Growth Fund shares received by shareholders of the Technology Fund will equal the tax cost basis of their shares in the Technology Fund, and their holding periods for the LargeCap Growth Fund shares will include their holding periods for the Technology Fund shares.

As of October 31, 2001, the Technology Fund had accumulated capital loss carryforwards in the amount of approximately $1,608,000. After the reorganization, these losses will be available to the LargeCap Growth Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the LargeCap Growth Fund may not be able to use these losses as rapidly as the Technology Fund might have, and part of these losses may not be useable at all. The ability of the LargeCap Growth Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryfowards currently are available only to shareholders of the Technology Fund. After the reorganization, however, these benefits will inure to the benefit of all shareholders of the LargeCap Growth Fund.


The foregoing is only a summary of the principal federal income tax consequences of the combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
--------------
The following table shows the capitalization of the Technology Fund and the LargeCap Growth Fund separately, as of August 31, 2002, and combined in the aggregate (unaudited), as of that date, giving effect to the Plan:

                                                         TECHNOLOGY FUND
                             -----------------------------------------------------------------------
                             ADVISORS              ADVISORS
                             PREFERRED  PREFERRED   SELECT                 INSTITUTIONAL
                               CLASS      CLASS     CLASS    SELECT CLASS      CLASS       CLASS J
                             ---------  ---------  --------  ------------  -------------   -------
 Net Assets                  $364,197   $885,491   $500,557    $365,280     $4,613,170    $1,859,768
 Net Asset Value Per Share   $   3.64   $   3.66   $   3.62    $   3.65     $     3.68    $     3.57
 Shares Outstanding           100,116    242,256    138,177     100,116      1,253,998       520,539

                                                      LARGECAP GROWTH FUND
                            ----------------------------------------------------------------------
                            ADVISORS               ADVISORS
                            PREFERRED  PREFERRED    SELECT                 INSTITUTIONAL
                              CLASS      CLASS      CLASS    SELECT CLASS      CLASS       CLASS J
                            ---------  ---------   --------  ------------  -------------   -------

 Net Assets                 $653,263   $1,553,699  $651,458    $655,176     $19,598,117    $4,838,250
 Net Asset Value Per Share  $   5.22   $     5.24  $   5.21    $   5.24     $      5.14    $   5.07
 Shares Outstanding          125,144      296,424   125,140     125,140       3,813,832     953,867

                                                   COMBINED LARGECAP GROWTH FUND
                                                   ------------
                             ADVISORS                ADVISORS
                            PREFERRED   PREFERRED     SELECT                  INSTITUTIONAL
                              CLASS       CLASS       CLASS     SELECT CLASS      CLASS       CLASS J
                            ---------   ---------    --------   ------------  -------------   -------

 Net Assets                 $1,017,460  $2,439,190  $1,152,015   $1,020,456    $24,211,288    $6,698,017
 Net Asset Value Per Share  $     5.22  $     5.24  $     5.21   $     5.24    $      5.14    $   5.07
 Shares Outstanding            194,913     465,411     221,217      194,850      4,711,336     632,685

          MANAGEMENT'S DISCUSSION OF LARGECAP GROWTH FUND PERFORMANCE

The following discussion relates to the performance of the LargeCap Growth Fund during its most recent fiscal year, which ended October 31,2001.
LOGO

        GROWTH OF $10,000


        Cumulative Returns
        as of October 31, 2001
Class                  Life of Fund*
Advisors Preferred      -35.88%
Advisors Select         -35.98%
J                       -20.85%
Institutional           -19.66%
Preferred               -35.77%
Select                  -35.77%


        Russell   Standard &
         1000     Poor's/Barra     Morningstar          LargeCap
        Growth    500 Growth      Large Growth        Growth Fund,
         Index(3)   Index(2)       Category(1)       Advisors Select
         10           10             10                 10
"2001"   6.663        7.309          6.661              6.402


Note: Past performance is not predictive of future performance.
The performance of Advisors Preferred, Preferred, Select, Institutional, and Class J shares will vary from the performance of Advisors Select shares based on the differences in sales charges and fees.

* The inception date of the Institutional Class and Class J shares was March 1, 2001. The Advisors Preferred, Advisors Select, Preferred and Select Classes inception was December 1, 2000.


Since inception, the LargeCap Growth Fund declined 35.98%, lagging the Russell 1000 Growth Index, which dropped 33.37%. Performance benefited from holdings in the financial and health care sectors, which held up during a difficult economic environment. Consumers remained relatively resilient during the year and the portfolio benefited from an overweighted position in these sectors. These positives were offset by the Fund's technology holdings, key components of information technology spending in the U.S. economy. As companies experienced flagging demand, capital spending was put on hold.


We continue to believe that we hold market share leaders in the critical parts of technology spending. Moreover, these companies have solid balance sheets and are well managed, suggesting they will weather the storm. Since technology company stock prices can anticipate a resurgence in capital spending by nine to twelve months, the portfolio is maintaining its positions in anticipation of an economic recovery in 2002.


Due to continuing concerns about the U.S. economy, growth stocks under performed value stocks for the past year. However, growth stocks have outperformed value since market lows established after the September 11 terrorist attacks. By October 31, the Federal Reserve (Fed) had aggressively lowered the fed funds rate from 6.5% to 2.5%. Moreover, inflation will likely remain tame due to slowing economic activity. Although we expect the economy to pause in the wake of the political events, we think the aggressive monetary and fiscal policy will eventually take hold. Accordingly, we think the recent rise in the stock market reflects expectations of an economic recovery later next year. If so, the rising stock market and low inflation will be a positive for growth stocks over the next 12 months.


We believe continuing declines in inflation will make growth stock investing very rewarding over the long term. In an economy where corporations are unable to raise prices, growth will be highly valued. Despite the difficult downturn in capital spending over the past year, U.S. corporations will continue their investments in innovation and productivity enhancing products once the economy improves. Technology, health care, financials, consumer cyclicals and communications will likely offer above average growth over the next three to five years.

 1) MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.
 2) S&P/BARRA 500 GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.


 3) RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objectives of the series are fundamental and certain investment restrictions which are designated as such in each series' prospectus or statement of additional information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the series' shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. All other investment policies and restrictions are not fundamental and may be changed by a series' Board of Directors without shareholder approval.

LARGECAP GROWTH FUND
--------------------
The LargeCap Growth Fund seeks long-term growth of capital.

LARGECAP GROWTH FUND STRATEGY
The LargeCap Growth Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the LargeCap Growth Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of the LargeCap Growth Fund's assets may be invested in foreign securities.


Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the LargeCap Growth Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the LargeCap Growth Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

TECHNOLOGY FUND
---------------
The Technology Fund seeks to achieve long-term growth of capital.

TECHNOLOGY FUND STRATEGY
Under normal market conditions, the Technology Fund invests at least 80% of its assets in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, Principal Capital Global Investors, LLP ("PCGIL"), believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason PCGIL believes that analysis and research needs to be conducted in a global context. PCGIL considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

PCGIL selects securities for the Technology Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

PCGIL's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by PCGIL.


In addition to having similar investment objectives, the LargeCap Growth Fund and the Technology Fund have many similar investment policies and restrictions.


TECHNOLOGY FUND AND LARGECAP GROWTH FUND INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Restrictions
------------------------
Each of the following restrictions for the Technology Fund and LargeCap Growth Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Technology Fund and LargeCap Growth Fund each may not:
  . Issue any senior securities as defined in the 1940 Act, as amended.
    Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
  . Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.
  . Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate. . Borrow money, except that it may a) borrow from banks (as defined in the
    1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).
  . Make loans, except that the series may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
  . Invest more than 5% of its total assets in the securities of any one issuer
    (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the series.
  . Act as an underwriter of securities, except to the extent that the series may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
  . Concentrate its investments in any particular industry, except that the LargeCap Growth Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the series has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This restriction does not apply to the Technology Fund.
  . Sell securities short (except where the series holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
The Technology Fund and LargeCap Growth Fund have also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to the Technology Fund and LargeCap Growth Fund's present policy to:
  . Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
  . Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
  . Invest in companies for the purpose of exercising control or management.
  . Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
    (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the series' net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such series' commitments under outstanding futures contracts positions would exceed the market value of its total assets.
  . Invest more than 5% of its total assets in real estate limited partnership interests.
  . Acquire securities of other investment companies in reliance on Section
    12(d) (1) (F) or (G) of the 1940 Act.

The Technology Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of technology and telecommunication companies. Technology related industries are defined broadly, and includes computers, software and peripheral products, electronics, communications equipment and services and information services.

The LargeCap Growth Fund has also adopted a non-fundamental policy which requires it, under normal market conditions, to invest at least 80% of its assets in securities of companies that have large market capitalization (companies with market capitalizations similar to market capitalization of companies included in the Russell 1000 Growth Index). In addition, the LargeCap Growth Fund may not invest more than 25% of its assets in foreign securities.

INVESTMENT ADVISORY SERVICES
----------------------------
Principal Management Corporation ("the Manager") serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with Invista Capital Management, LLC ("Invista") to provide investment advisory services to the LargeCap Growth Fund. Invista is an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. The LargeCap Growth Fund paid the Manager a fee equal to 0.55% (0.0% for the Class J shares after waiver) of the LargeCap Growth Fund's average daily net assets for services provided during the fiscal year ended October 31, 2001 and the Manager paid Invista a sub-advisory fee equal to 0.07% of such assets.

The Manager has entered into a sub-advisory agreement with Principal Capital Global Investors LLC ("PCGIL") to provide investment advisory services to the Technology Fund. PCGIL is also an affiliate of the Manager. The Technology Fund paid the Manager a fee equal to 1.00% (0.0% for the Class J shares after waiver) of the Technology Fund's average daily net assets for services provided during the fiscal year ended October 31, 2001 and the Manager paid PCGIL a sub-advisory fee of 0.50% of such assets.


If the Plan is approved, the combined assets of the Technology and LargeCap Growth Funds will continue to be sub-advised by a sub-advisor affiliated with the Manager, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the Technology Fund and the amount of the management fee waiver or expense reimbursement for Class J shares by the Manager will be reduced.

                    ADDITIONAL INFORMATION ABOUT THE SERIES

Additional information about the series is available in their semi-annual reports to shareholders for the six months ended April 30, 2002, in their annual reports to shareholders for the year ended October 31, 2001 and in the following documents which have been filed with the SEC: prospectus and statement of additional information for the Investors Fund (including the LargeCap Growth Fund and Technology Fund) dated May 21, 2002; and statement of additional information for the registration statement of which this prospectus/information statement is a part, dated October 14, 2002. You may obtain copies of the semi-annual and annual reports to shareholders, the prospectuses and the statements of additional information by contacting Princor Financial Services Corporation at Des Moines, Iowa 50392-0200, or by telephoning shareholder services toll-free at 1-800-247-4123.


Each of the series is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, as
applicable.   Accordingly, each files reports, proxy materials and other information with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D. C. 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D. C. 20549, at prescribed rates, or at no charge from the EDGAR database on the Commission's website at "www.sec.gov."

                           PROPOSALS OF SHAREHOLDERS

A shareholder who has an issue that he or she would like to have included in the agenda at a Principal Investors Fund shareholder meeting should send the proposal to the fund at the Principal Financial Group, Des Moines, Iowa 50392-0200. To be considered for presentation at a shareholders meeting, the proposal must be received a reasonable time before a solicitation is made for such meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                                 OTHER BUSINESS

We do not know of any business to be brought before the meeting other than the matters set forth in this prospectus/ information statement.

                                  APPENDIX A:

                            PRINCIPAL INVESTORS FUND
                              PLAN OF ACQUISITION
                    TECHNOLOGY FUND AND LARGECAP GROWTH FUND

The Board of Directors of Principal Investors Fund (the "Fund") deem it advisable that the LargeCap Growth Fund of the Fund acquire all of the assets of the Technology Fund in exchange for the assumption by the LargeCap Growth Fund of all of the liabilities of the Technology Fund and shares issued by the LargeCap Growth Fund which are thereafter to be distributed by the Technology Fund pro rata to its shareholders in complete liquidation and termination of the Technology Fund and in exchange for all of the Technology Fund's outstanding shares.

The Technology Fund will transfer to the LargeCap Growth Fund and the LargeCap Growth Fund will acquire from the Technology Fund, all of the assets of the Technology Fund on the Closing Date and will assume from the Technology Fund all of the liabilities of the Technology Fund in exchange for the issuance of the number of shares of the LargeCap Growth Fund determined as provided in the following paragraphs, which will be subsequently distributed pro rata to the shareholders of the Technology Fund in complete liquidation and termination of the Technology Fund and in exchange for all of the Technology Fund's outstanding shares. The Technology Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the Technology Fund in proper form prior to the Closing Date shall be fulfilled by the Technology Fund. Redemption requests received by the Technology Fund thereafter will be treated as requests for redemption of those shares of the LargeCap Growth Emerging Markets Fund allocable to the shareholder in question.

Each Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date;

On the Closing Date, the LargeCap Growth Fund will issue to the Technology Fund a number of full and fractional shares of the LargeCap Growth Fund, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the Technology Fund. The aggregate value of the net assets of the Technology Fund and the LargeCap Growth Fund shall be determined in accordance with the then current Prospectus of the LargeCap Growth Fund as of closing of the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-0200 at 3:00 p.m. Central Daylight Time on December 6, 2002 or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary week-end and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the LargeCap Growth Fund or the Technology Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, the Technology Fund shall (a) distribute on a pro rata basis to the shareholders of record of the Technology Fund at the close of business on the Closing Date the shares of the LargeCap Growth Fund received by the Technology Fund at the Closing in exchange for all of the Technology Fund's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

For purposes of the distribution of shares of the LargeCap Growth Fund to shareholders of the Technology Fund, the LargeCap Growth Fund shall credit on the books of the LargeCap Growth Fund an appropriate number of shares of the LargeCap Growth Fund to the account of each shareholder of the Technology Fund. No certificates will be issued for shares of the LargeCap Growth Fund. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the Technology Fund, shall be deemed for all purposes of the

Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the LargeCap Growth Fund to be credited on the books of the LargeCap Growth Fund in respect of such shares of the Technology Fund as provided above.

Prior to the Closing Date, the Technology Fund shall deliver to the LargeCap Growth Fund a list setting forth the assets to be assigned, delivered and transferred to the LargeCap Growth Fund, including the securities then owned by the Technology Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the LargeCap Growth Fund pursuant to this Plan.

All of the Technology Fund's portfolio securities shall be delivered by the Technology Fund's custodian on the Closing Date to the LargeCap Growth Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the LargeCap Growth Fund or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the Technology Fund's account at its custodian to the LargeCap Growth Fund's account at its custodian. If on the Closing Date the Technology Fund is unable to make good delivery to the LargeCap Growth Fund's custodian of any of the Technology Fund's portfolio securities because such securities have not yet been delivered to the Technology Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the Technology Fund shall deliver to the LargeCap Growth Fund's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the LargeCap Growth Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the LargeCap Growth Fund.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the Technology Fund and notwithstanding favorable action by such shareholder, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Fund's Board of Directors at any time, except that after approval by the shareholders of the Technology Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the Technology Fund.

Except as expressly provided otherwise in this Plan, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the Technology Fund or the LargeCap Growth Fund in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

                         PRINCIPAL INVESTORS FUND, INC.
                          DES MOINES, IOWA 50392-0200
                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus/ information statement dated October 14, 2002 for the special meeting of the holders of each share class of the common stock, $.01 par value per share, of the Technology Fund, a series of Principal Investors Fund, Inc., an open-end management investment company. The meeting is to be held on Wednesday, November 20, 2002. A copy of the prospectus/information statement may be obtained from Principal Management Corporation.


The prospectus/information statement describes certain transactions contemplated by the proposed combination of the Technology Fund with the LargeCap Growth Fund, also a series of Principal Investors Fund, Inc., pursuant to the terms of a Plan of Acquisition ("Plan"). Under the Plan, the LargeCap Growth Fund would acquire all the assets and assume all the liabilities of the Technology Fund and issue in exchange shares of each share class of its common stock. The Technology Fund would immediately redeem all its outstanding shares by distributing the LargeCap Growth Fund shares to its shareholders. As a result, each shareholder would own shares in the LargeCap Growth Fund equal in value to shares of the same class as he or she had owned in the Technology Fund at the effective time. Principal Management Corporation has agreed to pay all expenses incurred by the series in connection with the Plan.


The date of the Statement of Additional Information is October 14, 2002.

                               OTHER INFORMATION

The information otherwise required to be set forth in this Statement of Additional Information is included in the prospectuses and Statements of Additional Information of the Investors Fund, dated May 21, 2002, and in the Investors Fund's Annual Report to Shareholders for the year ended October 31, 2001, all of which are incorporated herein by reference.

                              FINANCIAL STATEMENTS

The financial statements and footnotes thereto of the Principal Investors Fund, Inc., together with the Report of Independent Auditors thereon, are incorporated herein by reference from the Principal Investors Fund's Annual Report to Shareholders for the year ended October 31, 2001.

The financial statements of Principal Investors Fund, Inc. listed above and incorporated by reference into this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon and incorporated herein by reference. Such financial statements are incorporated by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                   PRO FORMA
                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                         COMBINED
                          LARGECAP      TECHNOLOGY      PRO FORMA        LARGECAP
                         GROWTH FUND       FUND        ADJUSTMENTS      GROWTH FUND
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 16,974,357   $  8,861,065   $      --        $ 25,835,422
                        ============   ============   =========        ============
FOREIGN CURRENCY--AT
 COST ................  $         --   $    181,376   $      --        $    181,376
                        ============   ============   =========        ============
ASSETS
Investment in
 securities--at value.  $ 15,393,401   $  7,564,396          --          22,957,797
Foreign currency--at
 value................            --        182,475          --             182,475
Cash..................        10,144        625,006          --             635,150
Receivables:
 Capital Shares sold..        35,938             --          --              35,938
 Dividends and
  interest............         4,082         10,275          --              14,357
 Investment securities
  sold................        58,500        128,172          --             186,672
 Foreign currency
  contracts...........            --         20,289          --              20,289
Prepaid expenses......         2,136          3,687          --               5,823
                        ------------   ------------   ---------        ------------
          Total Assets    15,504,201      8,534,300          --          24,038,501
LIABILITIES
Payables:
 Capital Shares
  reacquired..........            --         11,796          --              11,796
 Investment securities
  purchased...........        68,685        559,444          --             628,129
 Foreign currency
  contracts...........            --         36,776          --              36,776
                        ------------   ------------   ---------        ------------
     Total Liabilities        68,685        608,016          --             676,701
                        ------------   ------------   ---------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 15,435,516   $  7,926,284   $      --        $ 23,361,800
                        ============   ============   =========        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 18,430,183   $ 11,687,962   $      --        $ 30,118,145
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....       (12,312)        (6,095)         --             (18,407)
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (1,401,399)    (2,441,998)         --          (3,843,397)
Net unrealized
 appreciation
 (depreciation) of
 investments..........    (1,580,956)    (1,296,669)         --          (2,877,625)
Net unrealized
 appreciation
 (depreciation) on
 translation of assets
 and liabilities in
 foreign currencies...            --        (16,916)         --             (16,916)
                        ------------   ------------   ---------        ------------
      Total Net Assets  $ 15,435,516   $  7,926,284   $      --        $ 23,361,800
                        ============   ============   =========        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   145,000,000    125,000,000          --         145,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........  $    767,466   $    492,920   $      --        $  1,260,386
  Shares issued and
 outstanding..........       125,144        100,116     (19,705)/(b)/       205,555
  Net asset value per
 share................  $       6.13   $       4.92          --        $       6.13
                        ============   ============          ==        ============

Advisors Select: Net
 Assets...............  $    765,811   $    491,936   $      --        $  1,257,747
  Shares issued and
 outstanding..........       125,141        100,232     (19,850)/(b)/       205,523
  Net asset value per
 share................  $       6.12   $       4.91          --        $       6.12
                        ============   ============          ==        ============

Class J: Net Assets...  $  4,086,160   $  2,028,065   $      --        $  6,114,225
  Shares issued and
 outstanding..........       684,888        418,963     (79,254)/(b)/     1,024,597
  Net asset value per
 share /(a)/..........  $       5.97   $       4.84          --        $       5.97
                        ============   ============          ==        ============

Institutional: Net
 Assets...............  $  6,890,119   $  3,922,082   $      --        $ 10,812,201
  Shares issued and
 outstanding..........     1,143,539        789,253    (138,825)/(b)/     1,793,967
  Net asset value per
 share................  $       6.03   $       4.97          --        $       6.03
                        ============   ============          ==        ============

Preferred: Net Assets.  $  2,156,783   $    497,245   $      --        $  2,654,028
  Shares issued and
 outstanding..........       350,611        100,627     (19,774)/(b)/       431,464
  Net asset value per
 share................  $       6.15   $       4.94          --        $       6.15
                        ============   ============          ==        ============

Select: Net Assets....  $    769,177   $    494,036   $      --        $  1,263,213
  Shares issued and
 outstanding..........       125,140        100,116     (19,785)/(b)/       205,471
  Net asset value per
 share................  $       6.15   $       4.93          --        $       6.15
                        ============   ============          ==        ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Reflects new shares issued, net of retired shares of Technology Fund.
See accompanying notes.

                                   PRO FORMA
                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                 TWELVE MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                          COMBINED
                          LARGECAP     TECHNOLOGY       PRO FORMA         LARGECAP
                        GROWTH FUND      FUND       ADJUSTMENTS /(A)/   GROWTH FUND
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $    46,660   $    38,413       $     --        $    85,073
 Withholding tax on
  foreign dividends...           --        (3,289)            --             (3,289)
 Interest.............       12,200         3,262             --             15,462
                        -----------   -----------       --------        -----------
          Total Income       58,860        38,386             --             97,246
Expenses:
 Management and
  investment advisory
  fees................       42,153        58,621        (26,230)            74,544
 Distribution fees....       15,499         9,744             --             25,243
 Administrative
  service fees........        3,789         2,657             --              6,446
 Service fees.........        7,234         5,073             --             12,307
 Transfer and
  administrative fees
  - Class J...........        8,715         5,038             --             13,753
 Other expenses -
  Class J.............           --             2             --                  2
                        -----------   -----------       --------        -----------
  Total Gross Expenses       77,390        81,135             --            158,525
 Less: Fees paid
  indirectly..........           --           323             --                323
                        -----------   -----------       --------        -----------
    Total Net Expenses       77,390        80,812             --            158,202
                        -----------   -----------       --------        -----------
 Net Investment Income
      (Operating Loss)      (18,530)      (42,426)            --            (60,956)

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   (1,121,576)   (2,014,838)            --         (3,136,414)
 Foreign currency
  transactions........           --        17,179             --             17,179
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........     (691,826)     (493,676)            --         (1,185,502)
 Translation of assets
  and liabilities in
  foreign currencies...           --       (21,009)            --            (21,009)
                         -----------   -----------       --------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   (1,813,402)   (2,512,344)            --         (4,325,746)
                         -----------   -----------       --------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $(1,831,932)  $(2,554,770)      $     --        $(4,386,702)
                         ===========   ===========       ========        ===========



/(a) /Reflects estimated reduction in expenses due to lower management and investment advisory fees, larger net assets and greater economies of scale, and assumes the LargeCap Growth Fund fee structure was in effect for the twelve months ended April 30, 2002.
See accompanying notes.

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

1. BASIS OF COMBINATION

On September 9, 2002, the Board of Directors of Principal Investors Fund, Inc. Technology Fund approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of Technology Fund, LargeCap Growth Fund will acquire all the assets of the Technology Fund subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of shares of the LargeCap Growth Fund (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at April 30, 2002. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the financial position of the Technology Fund and the LargeCap Growth Fund at April 30, 2002. The unaudited pro forma statement of operations reflects the results of operations of the Technology Fund and the LargeCap Growth Fund for the twelve months ended April 30, 2002. The statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Technology Fund and LargeCap Growth Fund under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of LargeCap Growth Fund for pre-combination periods will not be restated.

The pro forma schedule of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.


2. SECURITY VALUATION

LargeCap Growth Fund and Technology Fund value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and international securities the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.


3. CAPITAL SHARES

The pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Technology Fund by LargeCap Growth Fund as of April 30, 2002. The number of additional shares issued was calculated by dividing the net asset value of each class of Technology Fund by the respective class net asset value per share of LargeCap Growth Fund.


4. PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2002. The expenses of the Technology Fund were adjusted assuming the fee structure of LargeCap Growth Fund was in effect for the twelve months ended April 30, 2002.


5. DISTRIBUTIONS

No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

LargeCap Growth Fund and Technology Fund will distribute substantially all of their net investment income and any realized gains prior to the merger date.



-----------------------------------------------------------------------------------------------------------------------------
   Principal Amount or Number of Shares
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
       LargeCap             Technology
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Growth Fund               Fund               Combined
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 COMMON STOCKS (87.69%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Applications Software (6.11%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 3,450               16,102               19,552    Microsoft 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 8,510                8,286               16,796    Siebel Systems 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Cable TV (2.04%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                17,840                                    17,840    Comcast
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Cellular Telecommunications (3.51%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                     18,521               18,521    AT&T Wireless Services 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                     58,980               58,980    mm02 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                          8                    8    NTT DoCoMo
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                         32                   32    NTT DoCoMo
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                    318,454              318,454    Vodafone Group
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Commercial Service-Finance (2.94%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 7,300                                     7,300    H&R Block
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                10,530                                    10,530    Paychex
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Computer Services (.90%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      3,863                3,863    Electronic Data Systems
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Computers (3.12%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      6,099                6,099    International Business Machines
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                18,050                8,585               26,635    Sun Microsystems 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Computers-Integrated Systems (.64%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      5,823                5,823    Brocade Communications System 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Computers-Memory Devices (2.06%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 7,500                                     7,500    EMC
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 7,630                6,922               14,552    Veritas Software 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Consulting Services (.64%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      8,566                8,566    KPMG Consulting 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Data Processing & Management (1.48%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 6,820                                     6,820    Automatic Data Processing
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Diversified Financial Services (1.82%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 9,820                                     9,820    Citigroup
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Diversified Manufacturing Operations (2.57%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                19,040                                    19,040    General Electric
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Electronic Components-Miscellaneous (1.14%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      7,366                7,366    Flextronics International 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      5,332                5,332    Koninklijke Philips Electronics
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Electronic Components-Semiconductor (6.12%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      4,033                4,033    Aixtron
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      3,063                3,063    Broadcom 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      6,247                6,247    Infineon Technologies
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 5,320               12,385               17,705    Intel
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      4,004                4,004    Micron Technology
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      6,210                6,210    STMicroelectronics
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 6,910                4,521               11,431    Texas Instruments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Engineering-Research & Development Services (1.20%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      5,366                5,366    Altran Technologies
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Enterprise Software & Service (0.81%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                10,650                                              BEA Systems 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      7,444                7,444    Oracle 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Fiduciary Banks (1.01%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 1,490                                     1,490    Bank of New York
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 3,540                                     3,540    State Street
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Finance-Investment Banker & Broker (0.57%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 2,810                                     2,810    Morgan Stanley Dean Witter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Finance-Mortgage Loan/Banker (1.29%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 3,810                                     3,810    Federal National Mortgage Association
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Food-Confectionery (.28%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 1,170                                     1,170    Wm. Wrigley Jr.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Food-Wholesale/Distribution (1.95%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                15,720                                    15,720    Sysco
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Internet Security (.15%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 1,970                                     1,970    Check Point Software Technologies 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Medical Instruments (3.86%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 9,240                                     9,240    Biomet
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                14,360                                    14,360    Medtronic
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Medical Products (3.49%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                12,780                                    12,780    Johnson & Johnson
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Medical-Drugs (4.66%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                29,920                                    29,920    Pfizer
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Medical-Hospitals (1.73%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 5,520                                     5,520    Tenet Healthcare 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Medical-Wholesale Drug Distribution (2.28%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 7,675                                     7,675    Cardinal Health
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Motorcycle & Motor Scooter (0.29%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 1,280                                     1,280    Harley-Davidson
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Multi-line Insurance (1.66%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 5,600                                     5,600    American International Group
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Networking Products (3.61%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                31,110               26,517               57,627    Cisco Systems 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Regional Banks (2.12%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 7,220                                     7,220    Fifth Third Bancorp
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Retail-Bedding (3.08%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                19,350                                    19,350    Bed Bath & Beyond 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Retail-Building Products (1.17%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 5,900                                     5,900    Home Depot
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Retail-Drug Store (0.44%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 2,710                                     2,710    Walgreen
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Retail-Regional Department Store (2.00%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 6,330                                     6,330    Kohls 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Semiconductor Component-Integrated Circuits (4.62%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                10,050                                    10,050    Linear Technology
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 8,130                3,952               12,082    Maxim Integrated Products 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                     35,000               35,000    Taiwan Semiconductor Manufacturing 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Semiconductor Equipment (1.69%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 9,300                                     9,300    Applied Materials 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      7,463                7,463    ASM Lithography Holding 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Telecommunication Equipment (1.60%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                     23,086               23,086    Nokia
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Telephone-Integrated (7.04%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                     11,021               11,021    AT&T
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                 4,280                                     4,280    BellSouth
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      7,040                7,040    KT
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                     16,680               16,680    Portugal Telecom
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      8,182                8,182    SBC Communications
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                        536                  536    Swisscom
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      4,874                4,874    TDC
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                     27,662               27,662    Telecom Italia
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                      7,833                7,833    Verizon Communications
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 COMMERCIAL PAPER (10.58%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Finance-Mortgage Loan/Banker (10.58%)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                    Investment in Joint Trading Account;
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                        Federal Home Loan Bank System
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                2,470,595                                               1.79%; 05/01/02
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL PORTFOLIO INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                  1 Non-Income Producing Security.
-----------------------------------------------------------------------------------------------------------------------------



                                                                   Market Value
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                     LargeCap            Technology
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                   Growth Fund              Fund               Combined
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (87.69%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Applications Software (6.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Microsoft 1                                                            $ 180,297  $          841,491   $       1,021,788
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Siebel Systems 1                                                         205,857              200,438              406,295
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Cable TV (2.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Comcast                                                                  477,220                                   477,220
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications (3.51%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   AT&T Wireless Services 1                                                                      165,763              165,763
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   mm02 1                                                                                         37,604               37,604
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   NTT DoCoMo                                                                                     20,249               20,249
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   NTT DoCoMo                                                                                     81,495               81,495
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Vodafone Group                                                                                513,972              513,972
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Commercial Service-Finance (2.94%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   H&R Block                                                                292,876                                   292,876
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Paychex                                                                  393,085                                   393,085
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Computer Services (.90%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Electronic Data Systems                                                                       209,606              209,606
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Computers (3.12%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   International Business Machines                                                               510,852              510,852
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Sun Microsystems 1                                                       147,649               70,226              217,875
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Computers-Integrated Systems (.64%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Brocade Communications System 1                                                               149,011              149,011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Computers-Memory Devices (2.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   EMC                                                                       68,550                                    68,550
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Veritas Software 1                                                       216,234              196,169              412,403
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Consulting Services (.64%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   KPMG Consulting 1                                                                             149,905              149,905
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Data Processing & Management (1.48%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Automatic Data Processing                                                346,729                                   346,729
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services (1.82%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Citigroup                                                                425,206                                   425,206
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing Operations (2.57%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   General Electric                                                         600,712                                   600,712
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Electronic Components-Miscellaneous (1.14%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Flextronics International 1                                                                   102,019              102,019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Koninklijke Philips Electronics                                                               164,656              164,656
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Electronic Components-Semiconductor (6.12%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Aixtron                                                                                        63,234               63,234
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Broadcom 1                                                                                    105,673              105,673
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Infineon Technologies                                                                         113,371              113,371
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Intel                                                                    152,205              354,335              506,540
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Micron Technology                                                                              94,895               94,895
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   STMicroelectronics                                                                            193,056              193,056
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Texas Instruments                                                        213,726              139,835              353,561
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Engineering-Research & Development Services (1.20%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Altran Technologies                                                                           280,448              280,448
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Enterprise Software & Service (0.81%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   BEA Systems 1                                                            114,168                                   114,168
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Oracle 1                                                                                       74,738               74,738
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fiduciary Banks (1.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Bank of New York                                                          54,519                                    54,519
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   State Street                                                             180,930                                   180,930
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Finance-Investment Banker & Broker (0.57%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Morgan Stanley Dean Witter                                               134,093                                   134,093
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Finance-Mortgage Loan/Banker (1.29%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Federal National Mortgage Association                                    300,723                                   300,723
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Food-Confectionery (.28%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Wm. Wrigley Jr.                                                           64,350                                    64,350
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Food-Wholesale/Distribution (1.95%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Sysco                                                                    456,037                                   456,037
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Internet Security (.15%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Check Point Software Technologies 1                                       35,756                                    35,756
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Medical Instruments (3.86%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Biomet                                                                   260,845                                   260,845
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Medtronic                                                                641,749                                   641,749
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Medical Products (3.49%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Johnson & Johnson                                                        816,131                                   816,131
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Medical-Drugs (4.66%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Pfizer                                                                 1,087,592                                 1,087,592
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Medical-Hospitals (1.73%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Tenet Healthcare 1                                                       405,002                                   405,002
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Medical-Wholesale Drug Distribution (2.28%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Cardinal Health                                                          531,494                                   531,494
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Motorcycle & Motor Scooter (0.29%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Harley-Davidson                                                           67,827                                    67,827
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Multi-line Insurance (1.66%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   American International Group                                             387,072                                   387,072
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Networking Products (3.61%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Cisco Systems 1                                                          455,761              388,474              844,235
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Regional Banks (2.12%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Fifth Third Bancorp                                                      495,220                                   495,220
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Retail-Bedding (3.08%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Bed Bath & Beyond 1                                                      719,239                                   719,239
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Retail-Building Products (1.17%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Home Depot                                                               273,583                                   273,583
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Retail-Drug Store (0.44%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Walgreen                                                                 102,357                                   102,357
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Retail-Regional Department Store (2.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Kohls 1                                                                  466,521                                   466,521
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Semiconductor Component-Integrated Circuits (4.62%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Linear Technology                                                        390,543                                   390,543
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Maxim Integrated Products 1                                              404,874              196,809              601,683
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing 1                                                           88,216               88,216
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Semiconductor Equipment (1.69%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Applied Materials 1                                                      226,176                                   226,176
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   ASM Lithography Holding 1                                                                     169,468              169,468
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Telecommunication Equipment (1.60%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Nokia                                                                                         373,618              373,618
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Telephone-Integrated (7.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   AT&T                                                                                          144,595              144,595
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   BellSouth                                                                129,898                                   129,898
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   KT                                                                                            159,456              159,456
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Portugal Telecom                                                                              121,746              121,746
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   SBC Communications                                                                            254,133              254,133
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Swisscom                                                                                      159,963              159,963
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   TDC                                                                                           140,596              140,596
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Telecom Italia                                                                                220,099              220,099
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Verizon Communications                                                                        314,182              314,182
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                      12,922,806            7,564,396           20,487,202
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (10.58%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Finance-Mortgage Loan/Banker (10.58%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Investment in Joint Trading Account;
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
       Federal Home Loan Bank System
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
       1.79%; 05/01/02                                                         2,470,595                            2,470,595
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
TOTAL PORTFOLIO INVESTMENTS                                              15,393,401            7,564,396           22,957,797
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Cash and receivables, net of liabilities (1.73%)                             42,115              361,888              404,003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS (100.00%)                                               15,435,516            7,926,284           23,361,800
---------------------------------------------------------------===============================================================
---------------------------------------------------------------===============================================================

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 1 Non-Income Producing Security.
------------------------------------------------------------------------------------------------------------------------------


                           PART C: OTHER INFORMATION

Item 15. Indemnification.

The information required in response to this item is incorporated herein by reference to Item 25 of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on May 21, 2002.

Item 16. Exhibits.

Exhibit Number Description

(1)(a)
     Articles of Amendment and Restatement of the Charter of the Registrant - incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(1)(b)
     Articles Supplementary are incorporated herein by reference to Exhibit
     (a)(4) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N1-A (File No. 33-59474) as filed with the Commission on October 12, 2001.

(2) By-Laws of the Registrant - incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(3)  None

(4) Copy of Plan of Acquisition (included as Appendix A to the Information Statement/Prospectus, which is part of the Registration Statement on Form N-14).

(5)  None

(6)(a)
     Management Agreement with Principal Management Corporation - incorporated herein by reference to Exhibit (d)(1)c to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

(6)(b)
     Sub-Advisory Agreement with Invista Capital LLC - incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on February 25, 2002.

(7)(a)
     Distribution Agreement - incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(7)(b)
     Dealer Selling Agreement - incorporated herein by reference to Exhibit
     (e)(2) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on June 12, 2001.

(8)  None

(9) Custody Agreement - incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

(10)(a)
     12b-1 Plan - Advisors Preferred Class Shares 12b-1 Plan is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(10)(b)
     12b-1 Plan - Advisors Select Class Shares 12b-1 Plan - incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(10)(c)    12b-1 Plan - Select Class Shares 12b-1 Plan.

(10)(d)    12b-1 Plan - Class J Shares 12b-1 Plan.

(10)(e)
     Rule 18f-3 - Multiple Class Distribution Plan - incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(11) Opinion and consent of Counsel regarding legality of securities being registered.

(12) Opinion and consent of Counsel regarding certain tax matters and consequences to shareholders.

(13) None

(14) Consent of Independent Auditors

(15) None

(16) Powers of attorney executed by L. D. Zimpleman, J. E. Aschenbrenner, R. C. Eucher, J. D. Davis, P. A. Ferguson, R. W. Gilbert, B. A. Lukavsky and W.
     C. Kimball.

(17)(a)    Form of Proxy Ballot

(17)(b)
     Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for its fiscal year ended October 31, 2001 - incorporated herein by reference to Form 24f-2 filed with the Commission on January 4, 2002.

Item 17. Undertakings.

The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Des Moines and the State of Iowa, on the 13th day of September, 2002.


                                     Principal Investors Fund, Inc.


                                     By:_/s/Ralph C. Eucher____________________
                                       Ralph C. Eucher
                                       President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

        SIGNATURE                     TITLE                       DATE
        ---------                     -----                       ----

   /s/R. C. Eucher
  ___________________________                                September 13, 2002
  R. C. Eucher               Director and President
                             (Principal Executive Officer)

  _(L. D. Zimpleman*)________Director and                    September 13, 2002
  L. D. Zimpleman            Chairman of the Board

  _(J. E. Aschenbrenner*)____Director                        September 13, 2002
  J. E. Aschenbrenner

  _(J. D. Davis*)____________Director                        September 13, 2002
  J. D. Davis

  _(P. A. Ferguson*)_________Director                        September 13, 2002
  P. A. Ferguson

  _(R. W. Gilbert*)__________Director                        September 13, 2002
  R. W. Gilbert

  _(B. A. Lukavsky*)________ Director                        September 13, 2002
  B. A. Lukavsky

  _(W. C. Kimball*)_________ Director                        September 13, 2002
  W. C. Kimball

  /s/K. L. Tibbetts
  _______________________    Financial Officer               September 10, 2002
  K. L. Tibbetts              (Principal Financial and
                             Accounting Officer)



                                        By:_/s/R. C. Eucher_____________________
                                          R. C. Eucher
                                          Attorney -in- Fact *Pursuant to powers
                                           of attorney previously filed

September 9, 2002



Board of Directors
Principal Investors Fund, Inc.
Des Moines, IA 50392-0200

RE   Registration Statement on Form N-14
     Pursuant to Securities Act of 1933



I am familiar with the proposed issuance by Principal Investors Fund, Inc. of shares of each of its share classes of common stock of the LargeCap Growth Fund series, par value $.01 per share, in connection with the transfer to it of the assets and liabilities of the Technology Fund series pursuant to the terms of a Plan of Acquisition (the "Shares"). I am also familiar with the above-referenced Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission relating to the offer and sale of Shares. Based upon such investigation as I have deemed necessary, I am of the opinion that the Shares, when issued in accordance with the terms described in the Registration Statement, will be legally issued, fully paid and non-assessable.

I hereby consent to the filing of this opinion as a exhibit to the Registration Statement.

Very truly yours,

 /s/Michael D. Roughton

Michael D. Roughton
Counsel

September 3, 2002


Board of Directors
Principal Investor's Fund, Inc.
711 High Street
Des Moines, IA 50309

RE   Acquisition of Technology Fund
     By LargeCap Growth Fund

To the Board of Directors and Shareholders

LargeCap Growth Fund ("LargeCap Growth") intends to acquire all of the assets and assume all of the liabilities of Technology Fund ("Technology") in a transaction described in a Form N-14 Registration Statement to be filed with the United States Securities and Exchange Commission (the "Registration Statement") on or about September 10, 2002. You have asked for an opinion concerning the Federal income tax consequences of the proposed transaction.

LargeCap Growth is a series fund, meaning a segregated portfolio of assets, of Principal Investors Fund, Inc., a Maryland Corporation. Continuously since its formation it has qualified as a regulated investment company for purposes of Subchapter M of the United States Internal Revenue Code of 1986 (the "Code") and has elected to be taxed as such.

Technology is also a series fund of Principal Investors Fund, Inc. Technology, like LargeCap Growth, has qualified since its inception as a regulated investment company for purposes of the Code, and has elected to be taxed as such.

LargeCap Growth and Technology are each a diversified, open-end management company registered with the Securities and Exchange Commission and various states.

LargeCap Growth will acquire all of the assets of Technology, and assume all of its liabilities, in exchange for LargeCap Growth shares. Technology will immediately liquidate and dissolve, distributing the shares of LargeCap Growth to Technology shareholders in retirement of their Technology shares. Each holder of shares of Technology will as a result of the transaction own shares of LargeCap Growth of equal value.

In reliance on the information provided in the Registration Statement, I am of the opinion that:

1) The acquisition of all of the assets and liabilities of Technology by LargeCap Growth in exchange for shares of LargeCap Growth, followed by distribution of those shares of LargeCap Growth to shareholders of Technology in liquidation of Technology, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code.


2) Shareholders of Technology will recognize no gain or loss as a consequence of the surrender of their shares of Technology in exchange for shares of LargeCap Growth pursuant to the liquidation of Technology. (Code Section 354).


3) The tax basis and holding period of shares of LargeCap Growth acquired in exchange for shares of Technology will be the same as the tax basis and the holding period of the shares of Technology exchanged therefore. (Code Sections 354 and 1223).

4) Technology will recognize no gain or loss on the transfer of all of its assets to LargeCap Growth. (Code Section 361(a)).

5) The tax basis of the assets of Technology in the hands of LargeCap Growth will be the same as the tax basis of those assets in the hands of Technology immediately prior to the acquisition. (Code Section 362(b)).

The foregoing opinions are based on the Code, current Treasury Regulations issued thereunder, published administrative, interpretations thereof and judicial decisions with respect thereto (collectively the "Tax Law") as of the date hereof. No assurance can be given that the Tax Laws will not change.

I hereby consent to the use of this letter as an Exhibit to, and reference to it in, the Registration Statement.

Sincerely yours,

 /s/Randy Bergstrom

Randy Bergstrom
Counsel to Principal Investor's Fund, Inc.

                        Consent of Independent Auditors


We consent to the reference to our firm under the caption "Financial Statements" in the Statement of Additional Information and to the incorporation by reference of our report dated December 5, 2001, with respect to the financial statements and financial highlights of the of the Principal Investors Fund, Inc. included in this Registration Statement Under the Securities Act of 1933 (Form N-14), filed with the Securities and Exchange Commission.



LOGO
                                         /s/Ernst & Young LLP
                                        Ernst & Young LLP

Des Moines, Iowa
September 13, 2002